As filed with the Securities and Exchange Commission on August 12, 2014
1933 Act Registration Number – 333-175770
1940 Act Registration Number – 811-22588

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/
Pre-Effective Amendment No. ___
Post-Effective Amendment No. 15
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/
Amendment No. 16

BPV Family of Funds
(Exact Name of Registrant as Specified in Charter)

P.O. Box 3107
Denver, CO 80201
(Address of Principal Office)

Registrant's Telephone Number, including Area Code: 865-243-8000

Michael R. West
P.O. Box 3107
Denver, CO 80201
(Name and Address of Agent for Service)

With copy to: Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101

It is proposed that this filing will become effective (check appropriate box):

[x]	immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]	on _______________ pursuant to paragraph (b) of Rule 485

[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]	on _______________ pursuant to paragraph (a)(1) of Rule 485

[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ]	on _______________ pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 15 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 13 filed July 29, 2014 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 15 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in Knoxville, Tennessee on this 12th day of August, 2014.

BPV Family of Funds

By:	/s/ Michael R. West
Michael R. West, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ Michael R. West	August 12, 2014
Michael R. West, President**	Date

/s/ William Perkins Crawford, Jr.*	August 12, 2014
William Perkins Crawford, Jr., Trustee	Date

/s/ Ann O’Connell*	August 12, 2014
Ann O’Connell, Trustee	Date

/s/ Joseph M. O’Donnell*	August 12, 2014
Joseph M. O’Donnell, Trustee	Date

/s/ Jan R. Williams*	August 12, 2014
Jan R. Williams, Trustee	Date

/s/ Kim Storms	August 12, 2014
Kim Storms, Treasurer**	Date

/s/ Leslie Beale	August 12, 2014
* By Leslie Beale, Attorney-in-Fact	Date

**	Mr. West is the principal executive officer of the BPV Family of Funds, and Ms. Storms is the principal financial officer and principal accounting officer of the BPV Family of Funds.

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase